Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Balance, beginning of period at Dec. 31, 2020	$ 464	$ 65,949	$ (12,763)	$ (3,461,882)	$ (3,408,232)
Balance, beginning of period (in shares) at Dec. 31, 2020	4,636,216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in initial public offering, net of offering costs	$ 719	25,399,954			25,400,673
Issuances of common stock, net (in shares)	7,187,500
Conversion of convertible promissory notes, including embedded derivative, to common stock upon completion of initial public offering	$ 107	4,991,324			4,991,431
Conversion of convertible promissory notes, including embedded derivative, to common stock upon completion of initial public offering (in shares)	1,068,135
Exercise of warrants	$ 1	64,751			64,752
Exercise of warrants (in shares)	12,723
Proceeds from subscription receivable			(13,125)		(13,125)
Interest on subscription receivable		362	$ (362)		$ 362
Exercise of stock options (in shares)					259,000
Share based compensation expense		185,996			$ 185,996
Net loss				(6,843,399)	(6,843,399)
Balance, end of period at Dec. 31, 2021	$ 1,291	30,708,336		(10,305,281)	20,404,346
Balance, end of period at Dec. 31, 2021	$ 65	30,709,562		(10,305,281)	20,404,346
Balance, end of period (in shares) at Dec. 31, 2021	645,229
Balance, end of period (in shares) at Dec. 31, 2021	12,904,574
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		5,989			5,989
Exercise of stock options (in shares)	3,633
Share based compensation expense		60,573			60,573
Net loss				(3,470,070)	(3,470,070)
Balance, end of period at Mar. 31, 2022	$ 65	30,776,124		(13,775,351)	17,000,838
Balance, end of period (in shares) at Mar. 31, 2022	648,862
Balance, beginning of period at Dec. 31, 2021	$ 65	30,709,562		(10,305,281)	20,404,346
Balance, beginning of period at Dec. 31, 2021	$ 1,291	30,708,336		(10,305,281)	20,404,346
Balance, beginning of period (in shares) at Dec. 31, 2021	645,229
Balance, beginning of period (in shares) at Dec. 31, 2021	12,904,574
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(12,430,912)
Balance, end of period at Sep. 30, 2022	$ 65	30,980,325		(22,736,193)	8,244,197
Balance, end of period (in shares) at Sep. 30, 2022	648,862
Balance, beginning of period at Dec. 31, 2021	$ 65	30,709,562		(10,305,281)	20,404,346
Balance, beginning of period at Dec. 31, 2021	$ 1,291	30,708,336		(10,305,281)	20,404,346
Balance, beginning of period (in shares) at Dec. 31, 2021	645,229
Balance, beginning of period (in shares) at Dec. 31, 2021	12,904,574
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options	$ 7	5,982			$ 5,989
Exercise of stock options (in shares)	72,660				3,633
Share based compensation expense		395,329			$ 395,329
Net loss				(17,564,968)	(17,564,968)
Balance, end of period at Dec. 31, 2022	$ 1,298	31,109,647		(27,870,249)	3,240,696
Balance, end of period at Dec. 31, 2022	$ 65	31,110,880		(27,870,249)	3,240,696
Balance, end of period (in shares) at Dec. 31, 2022	648,862
Balance, end of period (in shares) at Dec. 31, 2022	12,977,234
Balance, beginning of period at Mar. 31, 2022	$ 65	30,776,124		(13,775,351)	17,000,838
Balance, beginning of period (in shares) at Mar. 31, 2022	648,862
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation expense		98,599			98,599
Net loss				(4,671,232)	(4,671,232)
Balance, end of period at Jun. 30, 2022	$ 65	30,874,723		(18,446,583)	12,428,205
Balance, end of period (in shares) at Jun. 30, 2022	648,862
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation expense		105,602			105,602
Net loss				(4,289,610)	(4,289,610)
Balance, end of period at Sep. 30, 2022	$ 65	30,980,325		(22,736,193)	8,244,197
Balance, end of period (in shares) at Sep. 30, 2022	648,862
Balance, beginning of period at Dec. 31, 2022	$ 65	31,110,880		(27,870,249)	3,240,696
Balance, beginning of period (in shares) at Dec. 31, 2022	648,862
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options	$ 14	1,180,672			1,180,686
Exercise of stock options (in shares)	142,315
Share based compensation expense		158,760			158,760
Net loss				(4,816,934)	(4,816,934)
Balance, end of period at Mar. 31, 2023	$ 79	32,450,312		(32,687,183)	(236,792)
Balance, end of period (in shares) at Mar. 31, 2023	791,177
Balance, beginning of period at Dec. 31, 2022	$ 65	31,110,880		(27,870,249)	3,240,696
Balance, beginning of period at Dec. 31, 2022	$ 1,298	31,109,647		(27,870,249)	3,240,696
Balance, beginning of period (in shares) at Dec. 31, 2022	648,862
Balance, beginning of period (in shares) at Dec. 31, 2022	12,977,234
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(14,458,548)
Balance, end of period at Sep. 30, 2023	$ 1,069	46,767,623		(42,328,798)	4,439,894
Balance, end of period (in shares) at Sep. 30, 2023	10,687,724
Balance, beginning of period at Mar. 31, 2023	$ 79	32,450,312		(32,687,183)	(236,792)
Balance, beginning of period (in shares) at Mar. 31, 2023	791,177
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in initial public offering, net of offering costs	$ 116	6,495,308			6,495,424
Issuances of common stock, net (in shares)	1,159,497
Share based compensation expense		175,484			175,484
Net loss				(4,341,653)	(4,341,653)
Balance, end of period at Jun. 30, 2023	$ 195	39,121,104		(37,028,836)	2,092,463
Balance, end of period (in shares) at Jun. 30, 2023	1,950,674
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in initial public offering, net of offering costs	$ 874	7,254,188			7,255,062
Issuances of common stock, net (in shares)	8,737,050
Share based compensation expense		392,331			392,331
Net loss				(5,299,962)	(5,299,962)
Balance, end of period at Sep. 30, 2023	$ 1,069	$ 46,767,623		$ (42,328,798)	$ 4,439,894
Balance, end of period (in shares) at Sep. 30, 2023	10,687,724